UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Duma Capital Partners, L.P.
Address:   1370 Avenue of the Americas, 23rd Floor
           New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sangyeup Lee
Title:     Chief Operating Officer
Phone:     (212) 918-1731

Signature, Place and Date of Signing:


/s/ Sangyeup Lee                    New York, NY             November 14, 2007
---------------------------------   -----------------------  -------------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                                     --------------------

Form 13F Information Table Entry Total:              45
                                                     --------------------

Form 13F Information Table Value Total:              $145,281
                                                     --------------------
                                                          (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                                     FORM 13F INFORMATION TABLE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
         COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
AMER EXPRESS CO                COM               025816109   4750     80000     SH   CALL  SOLE                  80000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105   1280     20000     SH         SOLE                  20000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER                 CL A              029912201    435     10000     SH         SOLE                  10000
-----------------------------------------------------------------------------------------------------------------------------------

APPLE INC                      COM               037833100   1074      7000     SH         SOLE                   7000
-----------------------------------------------------------------------------------------------------------------------------------

BURLINGTON NORTHN SANTA FE C   COM               12189T104    406      5000     SH         SOLE                   5000
-----------------------------------------------------------------------------------------------------------------------------------

CANADIAN PAC RY LTD            COM               13645T100   1054     15000     SH         SOLE                  15000
-----------------------------------------------------------------------------------------------------------------------------------

COMPANIA DE BEBIDAS DAS AME    SPON ADR PFD      20441W203   3657     50000     SH   PUT   SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------

COMPANIA DE BEBIDAS DAS AME    SPON ADR PFD      20441W203   3657     50000     SH   PUT   SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------

COMPUCREDIT CORP               COM               20478N100   1086     50000     SH         SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                 COM               20825C104   1782     20300     SH         SOLE                  20300
-----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                 COM               20825C104   7022     80000     SH   CALL  SOLE                  80000
-----------------------------------------------------------------------------------------------------------------------------------

CSX CORP                       COM               126408103   1055     24700     SH         SOLE                  24700
-----------------------------------------------------------------------------------------------------------------------------------

DIME BANCORP INC NEW           *W EXP 99/99/999  25429Q110    125    500000     SH         SOLE                 500000
-----------------------------------------------------------------------------------------------------------------------------------

DOMTAR CORP                    COM               257559104   1640    200000     SH         SOLE                 200000
-----------------------------------------------------------------------------------------------------------------------------------

E M C CORP MASS                COM               268648102   2288    110000     SH         SOLE                 110000
-----------------------------------------------------------------------------------------------------------------------------------

FIRST MARBLEHEAD CORP          COM               320771108   1138     30000     SH         SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER & GO   COM               35671D857   1468     14000     SH         SOLE                  14000
-----------------------------------------------------------------------------------------------------------------------------------


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


                                                     FORM 13F INFORMATION TABLE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
         COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------

GENERAL ELECTRIC CO            COM               369604103   4140    100000     SH   CALL  SOLE                 100000
-----------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP              COM               370442105    367     10000     SH         SOLE                  10000
-----------------------------------------------------------------------------------------------------------------------------------

GRACE W R & CO DEL NEW         COM               38388F108   8249    307114     SH         SOLE                 307114
-----------------------------------------------------------------------------------------------------------------------------------

HARMONIC INC                   COM               413160102   2613    246300     SH         SOLE                 246300
-----------------------------------------------------------------------------------------------------------------------------------

HARVEST NATURAL RESOURCES INC  COM               41754V103   1207    101100     SH         SOLE                 101100
-----------------------------------------------------------------------------------------------------------------------------------

HORSEHEAD HLDG CORP            COM               440694305    787     35100     SH         SOLE                  35100
-----------------------------------------------------------------------------------------------------------------------------------

INVITROGEN CORP                COM               46185R100    507      6200     SH         SOLE                   6200
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES INC                    MSCI JAPAN        464286848   1024     71400     SH         SOLE                  71400
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                     MSCI EMERG MKT    464287234  21192    141800     SH         SOLE                 141800
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                     RUSSELL 2000      464287655   4002     50000     SH   PUT   SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------

KANSAS CITY SOUTHERN           COM NEW           485170302    322     10000     SH         SOLE                  10000
-----------------------------------------------------------------------------------------------------------------------------------

KHD HUMBOLDT WEDAG INTL LTD    COM               482462108   3731    122316     SH         SOLE                 122316
-----------------------------------------------------------------------------------------------------------------------------------

LEAR CORP                      COM               521865105   2481     77300     SH         SOLE                  77300
-----------------------------------------------------------------------------------------------------------------------------------

LEHMAN BROS HLDGS INC          COM               524908100   1852     30000     SH         SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------

MBIA INC                       COM               55262C100   1526     25000     SH   PUT   SOLE                  25000
-----------------------------------------------------------------------------------------------------------------------------------

METROPOLITAN HEALTH NETWORKS   COM               592142103     69     30000     SH         SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                  COM               629491101   1188     15000     SH         SOLE                  15000
-----------------------------------------------------------------------------------------------------------------------------------

OMNICARE INC                   COM               681904108    994     30000     SH         SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------


                                                                 4


                                                     FORM 13F INFORMATION TABLE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
         COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------
                                   TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
----------------------------- ----------------- --------- --------- --------------------- ---------- ---------- -------------------

POWERSECURE INTL INC           COM               73936N105    623     50000     SH         SOLE                  50000
-----------------------------------------------------------------------------------------------------------------------------------

POWERSHARES QQQ TRUST          UNIT SER 1        73935A104   7691    149600     SH         SOLE                 149600
-----------------------------------------------------------------------------------------------------------------------------------

PRG-SCHULTZ INTERNATIONAL INC  COM NEW           69357C503    407     30000     SH         SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------

QUILMES INDL QUINSA SOCIETE    SP ADR CL B       74838Y207  17974    268305     SH         SOLE                 268305
-----------------------------------------------------------------------------------------------------------------------------------

SPDR TR                        UNIT SER 1        78462F103   3952     25900     SH         SOLE                  25900
-----------------------------------------------------------------------------------------------------------------------------------

SPDR TR                        UNIT SER 1        78462F103  21361    140000     SH   PUT   SOLE                 140000
-----------------------------------------------------------------------------------------------------------------------------------

SHAW GROUP INC                 COM               820280105   1453     25000     SH         SOLE                  25000
-----------------------------------------------------------------------------------------------------------------------------------

TD AMERITRADE HLDG CORP        COM               87236Y108    547     30000     SH         SOLE                  30000
-----------------------------------------------------------------------------------------------------------------------------------

TORCH ENERGY ROYALTY TRUST     UNIT BEN INT      891013104    312     31171     SH         SOLE                  31171
-----------------------------------------------------------------------------------------------------------------------------------

WHEELING PITTSBURGH CORP       COM NEW           963142302    793     41100     SH         SOLE                  41100
-----------------------------------------------------------------------------------------------------------------------------------



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